Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	£ 163,361	£ 198,391
Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	34,579	43,274
Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	127,597	153,785
Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	1,185	1,332
Traded on recognised exchanges
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Asset	0	0
Liability	0	0
Traded on recognised exchanges | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Asset	0	0
Liability	0	0
Traded on recognised exchanges | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Asset	0	0
Liability	0	0
Traded on recognised exchanges | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Asset	0	0
Liability	0	0
Settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	117,560	144,343
Settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	117,560	144,343
Settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Not settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	45,801	54,048
Not settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	34,579	43,274
Not settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	10,037	9,442
Not settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	1,185	1,332
Traded over the counter
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	1,720	3,451
Liability	1,019	1,920
Traded over the counter | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	1,193	2,457
Liability	522	846
Traded over the counter | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	353	864
Liability	441	991
Traded over the counter | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	174	130
Liability	£ 56	£ 83